Stock Based Compensation - Summary of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Options, Outstanding	6,124,703
Granted	8,003,874
Exercised	0
Forfeited	(353,046)
Options, Outstanding	13,775,531	6,124,703
Expected to vest	13,775,531
Exercisable at December 31, 2013	3,376,648
Options Outstanding, Weighted-Average Exercise Price	$ 0.37
Granted	$ 0.28
Exercised	$ 0
Forfeited	$ 0.69
Options Outstanding, Weighted-Average Exercise Price	$ 0.31	$ 0.37
Expected to vest	$ 0.31
Exercisable at December 31, 2013	$ 0.37
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 8 months 12 days	3 years 6 months
Granted	4 years 3 months 18 days
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 8 months 12 days	3 years 6 months
Expected to vest	3 years 8 months 12 days
Exercisable at December 31, 2013	2 years 8 months 12 days